                         Pruco Life Insurance Company

         PRUDENTIAL PREMIER VARIABLE ANNUITY B SERIES/SM/ ("B SERIES") PRUDENTIAL PREMIER VARIABLE ANNUITY L SERIES/SM/ ("L SERIES") PRUDENTIAL PREMIER VARIABLE ANNUITY X SERIES/SM/ ("X SERIES")

                        Supplement dated July 24, 2009
                                      To
                         Prospectus dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

In the section entitled "Expense Examples" appearing on page 14 of the prospectus, there are examples of expenses that you would pay for each Annuity at the end of the stated time periods under hypothetical assumptions described in the section. The tables of Expense Examples appearing at the bottom of the section are replaced in their entirety with the following revised tables:

If you surrender your Annuity at the end of the applicable time period:

                                1 yr  3 yrs  5 yrs  10 yrs
                               ------ ------ ------ ------
                     B Series  $1,252 $2,180 $3,145 $5,934
                     L Series  $1,326 $2,492 $3,176 $6,485
                     X Series  $1,489 $2,586 $3,612 $5,340

If you annuitize your Annuity at the end of the applicable time period:/1/

                                 1 yr 3 yrs 5 yrs  10 yrs
                                 ---- ----- ------ ------
                       B Series  N/A   N/A  $2,845 $5,934
                       L Series  N/A   N/A  $3,176 $6,485
                       X Series  N/A   N/A  $3,012 $5,340

If you do not surrender your Annuity:

                                1 yr 3 yrs  5 yrs  10 yrs
                                ---- ------ ------ ------
                      B Series  $552 $1,680 $2,845 $5,934
                      L Series  $626 $1,892 $3,176 $6,485
                      X Series  $589 $1,786 $3,012 $5,340

/1/ You may not annuitize in the first three (3) Annuity Years.